Carrying Amounts and Fair Value of Financial Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Investor funding period	30 days
Review period to request a new third party appraisal	24 months
Impaired financing receivable, recorded investment	$ 2,323,307	$ 2,219,330	$ 3,229,883
Impaired Financing Receivable, Average Recorded Investment	2,572,276	$ 3,900,000	$ 6,394,612
Liabilities, fair value disclosure, recurring	0
Fair value disclosure, off-balance sheet risks, amount, liability	$ 166,800,000